Leases - Future Lease Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Future lease payments under operating leases
2024	$ 3,107,892
2025	2,915,730
2026	2,698,043
2027	2,854,051
2028	713,513
Then thereafter	0
Total future lease payments	12,289,229
Impact of discounting remaining lease payments	(1,283,109)
Total lease liabilities	11,006,120
Lease liabilities, current	3,026,771	$ 5,037,796
Lease liabilities, non-current	$ 7,979,349	$ 15,439,595